Fees Summary	Nov. 22, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,859,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,815.61
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,815.61
Narrative - Max Aggregate Offering Price	$ 11,859,000.00
Final Prospectus	true